Short-Term Borrowings and Other Financial Liabilities, and Short-Term Borrowings from Related Parties	3 Months Ended
Mar. 31, 2013
Notes to Consolidated Financial Statements [Abstract]
Short-Term Borrowings and Other Financial Liabilities, and Short-Term Borrowings from Related Parties

5. Short-Term Borrowings and Short-Term Borrowings from Related Parties

At March 31, 2013 and December 31, 2012, short-term borrowings and short-term borrowings from related parties consisted of the following:

	March 31, 2013	December 31, 2012
Borrowings under lines of credit	$119,985	$117,850
Short-term borrowings from related parties (see Note 3.c.)	7,211	3,973
Short-term borrowings and Short-term borrowings from related parties	$127,196	$121,823